GOODWILL AND INTANGIBLE ASSET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Goodwill	Changes in goodwill are as follows:
	March 31,	December 31,
	2021	2020
Beginning of year	$—	$—
Acquired goodwill	1,275,938	—
Impairment	—	—
Total goodwill	$1,275,938	$—
Changes in goodwill are as follows:
	December 31,		December 31,
	2020		2019
Beginning of year	$-		$-
Acquired goodwill	-		61,000
Impairment	-		(61,000)
Total goodwill	$-	$

Intangible asset

Intangible asset consisted of the following:

	March 31, 2021	December 31, 2020
Trademark (HighDrate)	$81,750	$81,750
Website Development (Ooh La Lemin)	12,201	—
Less: Accumulated Amortization	(14,510)	(12,262)
Total Intangible Asset	$79,441	$69,488

Intangible asset consisted of the following:

	December 31, 2020	December 31, 2019
Trademark (HighDrate)	$81,750	$81,750
Less: Accumulated Amortization	(12,262)	(4,087)
Total Intangible Asset	$69,488	$77,663

Estimated future amortization expense

Estimated future amortization expense related to the intangible asset is as follows:

Fiscal year ending:
December 31, 2021 (remaining 9 months)	7,046
December 31, 2022	9,395
December 31, 2023	9,395
December 31, 2024	9,395
December 31, 2025	9,395
Thereafter	34,815
$79,441

Estimated future amortization expense related to the intangible asset is as follows:

Fiscal year ending:
December 31, 2021	8,175
December 31, 2022	8,175
December 31, 2023	8,175
December 31, 2024	8,175
December 31, 2025	8,175
Thereafter	28,613
$69,488